Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management
Schedule of interest rate sensitivities of our financial assets and liabilities

	Effect on net income		Effect on equity
	2022	2021	2022	2021
0.5% increase	$4.6	$2.0	$4.6	$2.0
0.5% decrease	(0.8)	(0.4)	(0.8)	(0.4)